Assets and Liabilities Held for Sale/Discontinued Operations - Summary of income/(loss) from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Lived Assets Held-for-sale [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (33)	$ 2	$ (31)	$ 2	$ (76)	$ (15)	$ (233)	$ (519)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share						$ 0.15	$ 2.32	$ 5.18
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share						$ 0.15	$ 2.32	$ 5.18
Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (29)	$ 2	$ (3)	$ 2	$ (17)	$ (20)	$ (18)	$ (17)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ (0.29)	$ 0.04	$ (0.03)	$ 0.04	$ (0.17)	$ (0.2)	$ (0.18)	$ (0.16)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ (0.29)	$ 0.04	$ (0.03)	$ 0.04	$ (0.17)	$ (0.2)	$ (0.18)	$ (0.16)
NSNCo
Long Lived Assets Held-for-sale [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (4)	$ 0	$ (28)	$ 0	$ (59)	$ 5	$ (215)	$ (502)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share						$ 0.05	$ (2.14)	$ (5.02)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share						$ 0.05	$ (2.14)	$ (5.02)